Disposal of Assets - Summary of Reclassified as Held for Sale (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Assets classified as held for sale
Total assets held for sale	$ 826
Liabilities directly associated with assets held for sale
Total liabilities directly associated with assets held for sale	(94)
Scarborough [Member]
Liabilities directly associated with assets held for sale
Total liabilities directly associated with assets held for sale	0
Assets and liabilities classified as held for sale [member] | Scarborough [Member]
Assets classified as held for sale
Inventories	4
Oil and gas properties	618
Lease assets	3
Goodwill	197
Other assets	1
Total assets held for sale	823
Liabilities directly associated with assets held for sale
Payables	(26)
Deferred tax liabilities	(61)
Lease liabilities	(7)
Total liabilities directly associated with assets held for sale	$ (94)